RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

	2019	2020
	December 31	September 30
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	484,317,935	444,109,311
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	36,185,644	—
Subtotal	520,503,579	444,109,311
Notes receivables from related parties:
Notes receivables from JinkoPower	18,628,574	38,628,574

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	75,234	—
Other receivables from JinkoPower for miscellaneous transactions	21,995,622	27,635,879
Prepayments to JinkoPower for outsourcing services	32,247,424	23,767,549
Subtotal	54,318,280	51,403,428

Other assets from related parties:
Guarantee receivables due from JinkoPower	96,753,306	100,368,996

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	36,309,710	33,192,027

Advances from related parties:
Advances from JinkoPower for sales of solar modules	748,615	—

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	10,784,038	9,654,691
Other payables due to JinkoPower for payments on behalf of the Company	2,343,314	2,587,548
Other payables due to executive directors who are also shareholders	—	666,900
Subtotal	13,127,352	12,909,139
(1)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of Transactions with Related Parties

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	144,287,938	54,090,244
Revenue from sales of products to JinkoPower	7,812,477	849,473
Income of financing guarantees	17,438,596	11,872,472
Rental services provided to JinkoPower	1,632,960	1,632,960
Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	17,039,923	17,106,669
Solar project management service provided by JinkoPower	17,218,612	8,479,875
Rental services provided by Jiangxi Desun	825,228	825,228